COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Rent of office	$ 30
Weighted average remaining lease term	1 year
Weighted average discount rate	8.50%
Consumer Price Index [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Rent of office	$ 5